WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.2%
	CHINA — 79.3%
5,100	Acrobiosystems Co., Ltd. - Class A	$49,199
10,980	Asymchem Laboratories Tianjin Co., Ltd. - Class H	154,514
8,300	Beijing CTJ Information Technology Co., Ltd. - Class A	69,738
28,200	Beijing New Building Materials PLC - Class A	116,427
6,300	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	131,104
220,000	China Overseas Property Holdings Ltd.	248,346
10,803	Circuit Fabology Microelectronics Equipment Co., Ltd. - Class A*	97,335
4,100	Eastroc Beverage Group Co., Ltd. - Class A	102,899
1,257	H World Group Ltd. - ADR*	49,564
28,100	Hangzhou Oxygen Plant Group Co., Ltd. - Class A	124,917
22,967	Huali Industrial Group Co., Ltd. - Class A	158,277
10,444	Hundsun Technologies, Inc. - Class A	46,640
1,027	iRay Technology Co., Ltd. - Class A	34,457
9,371	Kunshan Dongwei Technology Co., Ltd. - Class A	67,408
800	Kweichow Moutai Co., Ltd. - Class A	198,409
33,500	Li Ning Co., Ltd.	140,956
18,200	Ping An Insurance Group Co. of China Ltd. - Class H	104,236
27,568	Qingdao Haier Biomedical Co., Ltd. - Class A	144,837
40,057	Qingdao Hiron Commercial Cold Chain Co., Ltd. - Class A	91,366
25,600	Shandong Sinocera Functional Material Co., Ltd. - Class A	95,969
59,600	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	116,737
21,800	Shenzhou International Group Holdings Ltd.	208,786
18,450	Sunresin New Materials Co., Ltd. - Class A	147,707
9,950	Tencent Holdings Ltd.	389,055
37,500	Warom Technology, Inc. Co. - Class A	111,923
17,064	WuXi AppTec Co., Ltd. - Class H	204,284
5,400	Xiamen Faratronic Co., Ltd. - Class A	71,691
7,100	Xi'an Sinofuse Electric Co., Ltd. - Class A	110,310
46,600	Zhejiang Jiemei Electronic & Technology Co., Ltd. - Class A	167,168
4,198	ZTO Express Cayman, Inc. - ADR	101,466
		3,855,725
	HONG KONG — 8.9%
27,551	AIA Group Ltd.	224,637
3,100	Hong Kong Exchanges & Clearing Ltd.	115,829
9,528	Techtronic Industries Co., Ltd.	92,470
		432,936
	TAIWAN — 3.0%
3,104	Airtac International Group	94,308

WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
5,000	Sinbon Electronics Co., Ltd.	$50,120
		144,428
	TOTAL COMMON STOCKS
	(Cost $5,228,718)	4,433,089

Principal Amount
	SHORT TERM MONEY MARKETS — 7.3%
$351,470	UMB Bank Demand Deposit, 5.18%[1]	351,470
	TOTAL SHORT TERM MONEY MARKETS
	(Cost $351,470)	351,470
	TOTAL INVESTMENTS — 98.5%
	(Cost $5,580,188)	4,784,559
	Other Assets in Excess of Liabilities — 1.5%	75,058
	TOTAL NET ASSETS — 100.0%	$4,859,617

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.